COMMITMENTS AND CONTINGENCIES (Guarantees) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 190